Commitments and Contingencies - Guarantee Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Aug. 31, 2024	Nov. 30, 2023
Other Commitments [Line Items]
Total	$ 36.0	$ 42.9
Super senior revolving credit facility, guarantee facility | Super senior credit facility
Other Commitments [Line Items]
Revolving credit facility			$ 45.0	$ 30.0
Bank guarantees and performance bonds
Other Commitments [Line Items]
Total	36.0	42.9
Bank guarantees
Other Commitments [Line Items]
Restricted cash	$ 0.0	$ 0.0